Goodwill and Inatangible Assets	6 Months Ended
Jun. 30, 2023
Goodwill and Inatangible Assets [Abstract]
GOODWILL AND INATANGIBLE ASSETS

NOTE 5 - GOODWILL AND INATANGIBLE ASSETS

A.	Details of the Company’s Intangible assets:

	June 30,	December 31,
	2023	2022
	Unaudited	Audited
	USD in thousands

Technology	9,085	10,052
Customer relationship	5,050	5,492
Software license	1,299	1,366
Patent	75	75
Brand name	6,480	4,809
Goodwill	9,047	9,068
Intangible assets, net	31,036	30,862

B.	Additions during the period:

Following the Fort Acquisition, an amount of USD 2,031 thousand was recorded as additional Brand name. For additional information, see note 3E.